RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 29, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Travel expense		$ 100,000
Termination benefits expense		21,600,000
Cash payouts	$ 24,400,000
Legal and other advisory expenses		9,400,000
Key management personnel
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions		0.2	$ 300,000
Expenses for airplane usage, related party transactions		1.3	1,600,000
Mr. Tyra
Disclosure of transactions between related parties [line items]
Cash payouts	15,300,000
Mr. Bajaj
Disclosure of transactions between related parties [line items]
Cash payouts	$ 9,100,000
DSUs1 | Key management personnel
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions		18,687,000	$ 13,576,000
DSUs1 | Previous Board
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions		$ 12,100,000